Tangible assets - Maturity of operating leases (Details) € in Millions	Dec. 31, 2021 EUR (€)
2022
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	€ 3,030
2023
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	3,814
2024
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	5,644
2025
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	€ 872